SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2015
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of estimates:
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Financial statements in U.S. dollars:
b.	Financial statements in U.S. dollars:

The functional currency of the Company is the U.S. dollar, as the Company's management believes that the U.S. dollar is the primary currency of the economic environment in which the Company and Compugen Inc. have operated and expect to continue to operate in the foreseeable future. The majority of the Company's revenues and financing transactions were made in U.S. dollars. The majority of the Company's operations are currently conducted in Israel and most of the expenses in Israel are currently paid in new Israeli shekels ("NIS").

Transactions and balances denominated in U.S. dollars are presented at their original amounts. Monetary accounts denominated in currencies other than the dollar are re-measured into dollars in accordance with ASC No. 830, "Foreign Currency Matters". All transaction gains and losses of the re-measurement of monetary balance sheet items are reflected in the consolidated statement of comprehensive loss as financial income or expenses, as appropriate.

Basis of consolidation:
c.	Basis of consolidation:
The consolidated financial statements include the accounts of the Company and Compugen Inc., Intercompany transactions and balances have been eliminated upon consolidation.
Cash equivalents:
d.	Cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at acquisition.
Restricted cash:
e.	Restricted cash:

Restricted cash held in interest bearing saving accounts which are used as a security for the Company's Israeli facilities leasehold bank guarantees, foreign currency derivative contracts, and credit card security for Compugen Inc.

Short-term bank deposits
f.	Short-term bank deposits

Bank deposits with maturities of more than three months but less than one year are included in short-term bank deposits. Such short-term bank deposits are stated at cost which approximates market values.

The short-term bank deposits as of December 31, 2015 and 2014 are in U.S. dollar and bear an annual average interest rate of 1.04% and 0.85%, respectively.

Marketable securities:
g.	Marketable securities:

The Company accounts for its investment in Evogene Ltd. ("Evogene") in accordance with ASC No. 320, "Investments - Debt and Equity Securities".

Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company classifies its investment in Evogene as available-for-sale securities which are carried at fair value, with the unrealized gains and losses, reported in "accumulated other comprehensive income (loss)" in shareholders' equity. Realized gains and losses on sale of investments are included in "financial and other income (loss), net" and are derived using the specific identification method for determining the cost of securities.

The Company recognizes an impairment charge when a decline in the fair value of its investments is below the cost basis of such securities and is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. During the years 2015, 2014 and 2013, no impairment losses have been identified.

As of December 31, 2015 and 2014, the Company holds 53,405 and 113,405 shares, respectively, representing on both dates less than 1% of Evogene outstanding ordinary shares.

Non-current prepaid expenses:
h.	Non-current prepaid expenses:

Non-current prepaid expenses consist of non-current lease deposits as security for the Compugen Inc.'s facility lease, motor vehicles leases and certain payments for research and developments license fees.

Long-term bank deposits:
i.	Long-term bank deposits:

Bank deposits with maturities of more than one year are included in long-term bank deposits. Deposits for which maturities at cut-off date (December 31, 2015) are less than one year are classified to short-term bank deposits.

The long-term bank deposits as of December 31, 2014 are in U.S. dollar and bear an annual average interest rate of 1.02% .The long-term bank deposits matures in the period between May-June 2016.

Property and equipment, net:
j.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, software and related equipment	33
Laboratory equipment and office furniture	6 - 20 (mainly 20)
Leasehold improvements	Shorter of the term of the lease or useful life

Impairment of long-lived assets:
k.	Impairment of long-lived assets:

The long-lived assets of the Company and Compugen Inc. are reviewed for impairment in accordance with ASC 360, "Property, Plant, and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset with the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years 2015, 2014 and 2013, no impairment losses have been identified.

Revenue recognition:
l.	Revenue recognition:

The Company generates revenue mainly from its Research and Development Collaboration and License Agreement. The revenues are derived mainly from upfront license payments, research and development services and contingent payments related to milestones achievements.

The Company applies ASC 605-25, "Multiple-Element Arrangements" pursuant to which each required deliverable is evaluated to determine whether it qualifies as a separate unit of accounting based on whether the deliverable has "stand-alone value". The arrangement's consideration that is fixed or determinable is then allocated to each separate unit of accounting based on the relative selling price of each deliverable which is not contingent based on its vendor specific objective evidence (''VSOE'') if available, third party evidence (''TPE'') if VSOE is not available, or estimated selling price (''ESP'') if neither VSOE nor TPE is available.

Revenues from upfront license payments and research and development services are recognized according to the proportional performance method along the research and development services period in accordance with ASC 605-10, "Revenue Recognition".

As of December 31, 2015 and 2014 the Company deferred revenues in respect to the upfront license payment amounted to $ 312 and $ 1,789, respectively.

Contingent payments related to milestones achievement and royalties are recognized immediately upon the accomplishment of futures events, in accordance with ASC 605-28, "Revenue Recognition - Milestone Method".

On June 27, 2014, and October 14, 2014 the Company achieved the first and second substantive milestones with respect to one licensed program, under the Bayer Agreement according to which the Company recognized revenues in total amount of $ 7,200 in accordance with the criteria prescribed under ASC 605-28.

On December 14, 2015 the Company achieved the third substantive milestone with respect to one licensed program, under the Bayer Agreement according to which the Company recognized revenues in total amount of $ 7,800 in accordance with the criteria prescribed under ASC 605-28.

Cost of revenues:
m.	Cost of revenues:

Cost of revenues consist mainly of research and development expenses attributed to the Research and Development Collaboration and License Agreement, as well as certain royalties paid.

Research and development expenses, net:
n.	Research and development expenses, net:

Research and development expenses are charged to the statement of comprehensive loss as incurred.

The Research and Development component, as defined in Note 7, is recognized at the time the Company received the payments under research and development funding arrangement, which is calculated as residual between the payments received and the embedded derivatives, and is amortized over the period in which the development is being provided in connection with the relevant designated product candidates. Such component is deducted from research and development expenses in the consolidated statements of comprehensive loss.

Serverance pay:
o.	Severance pay:

The Company's liability for severance pay for its Israeli employees is calculated pursuant to Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date, and is in large part covered by regular deposits with recognized pension funds, deposits with severance pay funds and purchases of insurance policies. The value of these deposits and policies is recorded as an asset in the Company's balance sheet.

Pursuant to Section 14 of the Israeli Severance Pay Law, for Israeli employees under this section, the Company's contributions for severance pay have replaced its severance obligation. Upon contribution of the full amount of the employee's monthly salary for each year of service, no additional calculations is conducted between the parties regarding the matter of severance pay and no additional payments is made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of the employee for such obligation are not stated on the balance sheet, as the Company is legally released from the obligation to employees once the deposit amounts have been paid.

Severance expenses for the years ended December 31, 2015, 2014 and 2013 amounted to approximately $ 484, $ 337 and $ 318, respectively.

Stock-based compensation:
p.	Stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation", ("ASC 718"), which requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of comprehensive loss.

The Company recognizes compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company selected the Black-Scholes-Merton ("Black-Scholes") option-pricing model (except as mentioned in Note 9f) as the most appropriate fair value method for the majority of its share-options awards and values share based on the market value of the underlying shares at the date of grant. The option-pricing model requires a number of assumptions, of which the most significant are the expected share price volatility and the expected option term. Expected volatility was calculated based on actual historical share price movements over a term that is equivalent to the expected term of granted options. The expected term of options granted is based on historical experience and represents the period of time that options granted are expected to be outstanding.

The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The Company used the following weighted-average assumptions for granted options:

	Year ended December 31,
	2015	2014	2013

Volatility	51%	56%	71%
Risk-free interest rate	1.49%	1.53%	1.25%
Dividend yield	0%	0%	0%
Expected life (years)	4.7	4.7	4.4

The Company applies ASC 505-50, "Equity-Based Payments to Non-Employees" ("ASC 505") with respect to options and warrants issued to non-employees which requires the use of option valuation models to measure the fair value of the options and warrants at the measurement date.

Concentration of credit risks:
q.	Concentration of credit risks:

Financial instruments that potentially subject the Company and Compugen Inc. to concentration of credit risk consist principally of cash and cash equivalents, restricted cash, short-term bank deposits, marketable securities, long-term bank deposits and foreign currency derivative contracts.

Cash, cash equivalents, restricted cash and short-term bank deposits are invested in major banks in Israel and in the U.S. Generally, these deposits may be redeemed upon demand and bear minimal risk.

Long-term bank deposits are invested in major banks in Israel. Management believes that the financial institutions that hold the Company's investment are financially sound and, accordingly, minimal credit risk exists with respect to this investment.

The Company's marketable securities consist of investment in Evogene ordinary shares which are publicly traded in the U.S. and Israel.

The company has major customer which constitute 99% of total revenues. The management of the company performed risk assessment on an ongoing basis and believes it bears low risk.

The Company entered into forward contracts to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses as well as other expenses denominated in NIS. The derivative instruments hedge a portion of the Company's non-dollar currency exposure. Counterparty to the Company's derivative instruments is major financial institution

Basic and diluted loss per share:
r.	Basic and diluted loss per share:

Basic loss per share is calculated based on the weighted average number of ordinary shares outstanding during each year. Diluted net loss per share is calculated based on the weighted average number of ordinary shares outstanding during each year, plus dilutive potential in accordance with ASC 260, "Earnings per Share."

All outstanding share options and warrants for the years ended December 31, 2015, 2014 and 2013 have been excluded from the calculation of the diluted net loss per share because all such securities are anti-dilutive for all periods presented. As of December 31, 2015, 2014 and 2013 the total weighted average number of shares related to outstanding options excluded from the calculations of diluted net loss per share were 7,228,011, 6,363,348 and 6,271,819, respectively. The total weighted average number of shares related to warrants under the research and development funding arrangement excluded from the calculations of diluted net loss per share were 333,333 for the year ended December 31, 2014 and 500,000 for the year ended December 31, 2013. As of December 31, 2013 the total weighted average number of shares related to the exchange option under the research and development funding arrangement excluded from the calculations of diluted net loss per share was 2,157,293.

Income taxes:
s.	Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, "Income Taxes", ("ASC 740") which prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value. As of December 31, 2015 and 2014, a full valuation allowance was provided by the Company.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. As of December 31, 2015 and 2014 no liability for unrecognized tax benefits was recorded as a result of ASC 740.

Fair value of financial instruments:
t.	Fair value of financial instruments:

The Company applies ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820"), pursuant to which fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company.

Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 -	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The carrying amounts of cash and cash equivalents, restricted cash, short-term bank deposits, trade receivable, other accounts receivable, trade payable, and other accounts payable and accrued expenses approximate their fair values due to the short-term maturities of such instruments.

The Company measures its investment in marketable securities, embedded derivatives with respect to research and development funding arrangement and foreign currency derivative contracts at fair value (see also Note 11).

Derivatives instruments:
u.	Derivative instruments:

The Company accounts for derivatives and hedging based on ASC 815, “Derivatives and Hedging”. ASC 815 requires the Company to recognize all derivatives on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation.

If the derivatives meet the definition of a hedge and are so designated, depending on the nature of the hedge, changes in the fair value of such derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings, or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value is recognized in earnings.

The Company entered into forward contracts to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses as well as other expenses denominated in NIS. As of December 31, 2015 and 2014, the Company had outstanding forward contracts in the notional amount of $ 4,357 and $ 5,626, respectively. These contracts were for a period of nine months ended September 30, 2016 and September 30, 2015, respectively. The Company measured the fair value of the contracts in accordance with ASC 820 (classified as level 2).

After December 31, 2015 and 2014 the Company entered into additional forward contracts to hedge a period of three months ended December 31, 2016 and December 31, 2015, respectively, in the notional amount of $ 1,505 and $ 1,837, respectively.

These contracts met the requirement for cash flow hedge accounting and as such during 2015 total gains in the amount of $ 202 were recognized, of which $ 177 were classified to operating expenses as effective portion and $ 25 were recorded as financial and other income, net for the ineffective portion. As of December 31, 2015 and 2014 an unrealized gains (loss) in the amount of $ (19) and $ 141, respectively, were recognized under other comprehensive income.

The fair value of the Company's outstanding forward contracts at December 31, 2015 and 2014 amounted to unrealized gain (loss) of $ (19) and $ 141, respectively.

Investments in affiliates:
v.	Investment in affiliates:

The Company accounts for its investment in affiliated companies under the equity method in accordance with ASC 323, "Investments-Equity Method". For the purpose of these financial statements, an affiliated company is a company held to the extent of 20% or more, or a company less than 20% held, in which the Company can exercise significant influence over operating and financial policy of the affiliate.

The Company has two investments in affiliates, Neviah Genomics Ltd. ("Neviah") and Keddem BioScience Ltd. ("Keddem"). The Company does not have control over Neviah and Keddem, however has significant influence through holding rights of 25.12% and 29.41%, respectively. The Company accounts for its investment in Neviah and Keddem under the equity method. Both Neviah and Keddem are in accumulated loss position until December 31, 2015 and because the Company has no commitment to fund Neviah's and Keddem's operations, no investment account was recorded in the Company's consolidated financial statements as of December 31, 2015 and 2014.

On December 17, 2014 ("Loan Grant Date") the Company, Merck Holdings Netherlands B.V. ("Merck Holdings") and Neviah entered into Convertible Bridge Loan ("Loan") Agreement ("Loan Agreement") in total amount of Euro 500 thousand ("Loan Amount") to finance Neviah's operations. Under the agreement, the Company provided an amount of $ 155 reflecting its respective portion of the Loan Amount. The Loan is granted for a period of 18 months from the Loan Grant Date ("Loan Term") and bear interest at an annual rate of 2%.

The Loan is automatically converted under certain terms in the event of Qualified Investment or M&A Transaction as defined in the Loan Agreement. In addition if a Qualified Investment does not occur within six months from the Loan Grant Date, the Company may elect to convert the Loan under certain terms as defined in the Loan Agreement.

Following the financing of the Loan as described above, the Company recorded equity losses of $ 155 in respect to the total amount provided to Neviah.

Comprehensive income (loss):
w.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general purpose financial statements.

Comprehensive income (loss) generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company elected to present the comprehensive income in a single continuous statement. The Company determined that its items of other comprehensive income (loss) relate to unrealized gains (losses) on foreign currency derivative contracts and unrealized gains on available- for- sale marketable securities.

New Accounting Pronouncements and Other Standards:
x.	New Accounting Pronouncements and Other Standards:

In May 2014, the Financial Accounting Standards Board ("FASB") issued an ASU No. 2014-09 on revenue from contracts with customers, which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance. In 2015, the FASB issued guidance to defer the effective date to fiscal years beginning after December 15, 2017 with early adoption for fiscal years beginning after December 15, 2016. The Company is currently evaluating the method of adoption, as well as the effect that adoption of this ASU will have on its consolidated financial statements.